Long-term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
6.5% Senior Convertible Notes [Member]
Amount of interest expense recognized and effective interest rate
Contractual coupon interest	$ 1,996	$ 2,083	$ 2,083
Amortization of discount			600
Interest expense	1,996	2,083	2,683
Effective interest rate	6.50%	6.50%	8.46%
2.75% Convertible Senior Notes [Member]
Amount of interest expense recognized and effective interest rate
Contractual coupon interest			1,632
Amortization of discount			2,604
Interest expense			$ 4,236
Effective interest rate	2.75%		7.40%